UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30,2010

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  July 19, 2010
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  124,433


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3072   38891  SH       SOLE       NONE     0    0       38891
Abbott Labs              COM            002824100      3343   71459  SH       SOLE       NONE     0    0       71459
Air Prod & Chemical	 COM		009158106      2210   34094  SH	      SOLE	 NONE	  0    0       34094
Amgen Inc                COM            031162100       453    8618  SH       SOLE       NONE     0    0        8618
Apple Computer, Inc	 COM		037833100      1015    4037  SH       SOLE	 NONE	  0    0	4037
Applied Materials Inc    COM            038222105       406   33756  SH       SOLE       NONE     0    0       33756
At&T, Inc.		 COM		00206R102      1304   53897  SH	      SOLE	 NONE	  0    0       53897
Automatic Data Processi  COM            053015103      1856   46091  SH       SOLE       NONE     0    0       46091
BB&T Capital Trust VII   PFD		05531H208      1855   71208  SH	      SOLE	 NONE	  0    0       71208
Berkshire Hathaway       Class B        084670207      5191   65140  SH       SOLE       NONE     0    0       65140
Branch Bank & Trust	 COM		054937107      1494   56787  SH	      SOLE	 NONE	  0    0       56787
Brookfield Asset Mgmt	 COM		112585104      1793   79262  SH	      SOLE	 NONE	  0    0       79262
Capital One Financial	 COM		14040H105       332    8227  SH	      SOLE	 NONE	  0    0        8227
Cenovus Energy Inc	 COM		15135U109      1315   50989  SH	      SOLE	 NONE	  0    0       50989
Chevron Corp	         COM            166764100      2893   42634  SH       SOLE       NONE     0    0       42634
Cisco Systems Inc	 COM		17275R102      1431   67154  SH	      SOLE       NONE     0    0       67154
Cliffs Natural Resources COM		18683K101	269    5696  SH	      SOLE	 NONE	  0    0	5696
Clorox Co		 COM		189054109	449    7219  SH	      SOLE	 NONE	  0    0	7219
Corning Inc              COM            219350105      1753  108539  SH       SOLE       NONE     0    0      108539
CVS Corp		 COM		126650100      2737   93363  SH	      SOLE	 NONE	  0    0       93363
Dominion Resources	 COM		25746U109      1061   27377  SH	      SOLE	 NONE	  0    0       27377
Dominion Resources Inc	 PFD		25746U604      3740  134515  SH	      SOLE	 NONE	  0    0      134515
Encana Corp		 COM		292505104      1773   58443  SH	      SOLE	 NONE	  0    0       58443
Exxon Mobil              COM            30231G102      3157   55325  SH       SOLE       NONE     0    0       55325
FEDEX Corp               COM            31428X106      1793   25574  SH       SOLE       NONE     0    0       25574
General Electric         COM            369604103      1954  135505  SH       SOLE       NONE     0    0      135505
General Mills Inc.	 COM		370334104      1251   35223  SH	      SOLE	 NONE	  0    0       35223
Goldman Sachs Group Inc	 COM		38141G104      1717   13081  SH	      SOLE	 NONE	  0    0       13081
Hewlett Packard		 COM		428236103      1133   29186  SH       SOLE       NONE     0    0       26186
IBM			 COM		459200101      4898   39666  SH       SOLE       NONE     0    0       39666
Insmed Inc New		 COM		457669208	 13   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2571  132174  SH       SOLE       NONE     0    0      132174
iShares Lehman Aggregate COM		464287226      1009    9404  SH	      SOLE	 NONE	  0    0        9404
iShares Russell 2000 Ind COM		464287655      2185   35746  SH	      SOLE	 NONE	  0    0       35746
iShares Russell Midcap   COM		464287499      4640   57687  SH	      SOLE	 NONE	  0    0       57687
iShares Tr MSCI Emerging COM		464287234      2239   60000  SH	      SOLE	 NONE	  0    0       60000
iShares Trust MSCI EAFE  COM		464287465      1295   27853  SH	      SOLE	 NONE	  0    0       27853
iShares Trust Russell 20 COM		464287630       643   11274  SH       SOLE	 NONE	  0    0       11274
ishares Trust S&P 100	 COM		464287101	526   11227  SH	      SOLE	 NONE	  0    0       11227
J.P. Morgan Chase & Co.  COM            46625H100      3016   82379  SH       SOLE       NONE     0    0       82379
Johnson & Johnson        COM            478160104      3559   60255  SH       SOLE       NONE     0    0       60255
Johnson Controls         COM            478366107      2759  102692  SH       SOLE       NONE     0    0      102692
JP Morgan Chase Series E COM		46625H720      1376   27830  SH       SOLE  	 NONE	  0    0       27830
Kellogg			 COM		487836108      2141   42557  SH	      SOLE	 NONE	  0    0       42557
Kraft Foods		 COM		50075N104	915   32686  SH	      SOLE	 NONE	  0    0       32686
McDonalds Corp		 COM		580135101      2732   41483  SH	      SOLE	 NONE	  0    0       41483
McKesson HBOC Inc	 COM		58155Q103      2106   31365  SH	      SOLE	 NONE	  0    0       31365
Medtronic		 COM		585055106      1661   45804  SH	      SOLE	 NONE	  0    0       45804
Microsoft Corp           COM            594918104      2947  128082  SH       SOLE       NONE     0    0      128082
Oracle Corp              COM            68389X105      1591   74130  SH       SOLE       NONE     0    0       74130
Pepsico Inc              COM            713448108      4299   70527  SH       SOLE       NONE     0    0       70527
Pitney Bowes Inc	 COM		724479100	410   18676  SH	      SOLE	 NONE	  0    0       18676
Proctor & Gamble         COM            742718109      4637   77302  SH       SOLE       NONE     0    0       77302
Quaterra Resources 	 COM		747952109	 38   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	444    4304  SH	      SOLE	 NONE	  0    0	4304
Schlumberger		 COM		806857108      1368   24723  SH	      SOLE	 NONE     0    0       24723
Staples Inc		 COM		855030102      2109  110700  SH	      SOLE	 NONE	  0    0      110700
State Street Corp	 COM		857477103       981   28996  SH	      SOLE	 NONE	  0    0       28996
Sun Trust	         COM            867914103       210    9022  SH       SOLE       NONE     0    0        9022
The Travelers Companies  COM		89417E109      1492   30292  SH	      SOLE	 NONE	  0    0       30292
Transocean Offshore	 COM		G90078109       966   20859  SH	      SOLE	 NONE	  0    0       20859
United Parcel Service    Class B        911312106       592   10408  SH       SOLE       NONE     0    0       10408
US Bancorp Del Com New	 COM		902973304	211    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	306    5827  SH	      SOLE	 NONE	  0    0        5827
Vanguard Info Tech Index COM		92204A702       950   19198  SH	      SOLE	 NONE	  0    0       19198
Varian Medical Systems   COM            92220P105      3431   65627  SH       SOLE       NONE     0    0       65627
Wells Fargo              COM            949746101      2355   91984  SH       SOLE       NONE     0    0       91984
wells Fargo PFD 7.875%	 PFD		94985V202	555   21640  SH       SOLE       NONE     0    0       21640
Western Union            COM            959802109       843   56534  SH       SOLE       NONE     0    0       56534
Zimmer Holdings Inc      COM            98956P102       664   12283  SH       SOLE       NONE     0    0       12283
